SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 19. SUBSEQUENT EVENTS Subsequent to December 31, 2023, approximately $160,400 of the conversions payable were converted into 209,997 shares of Common Stock.